Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,902	$ 8,339
Accumulated Amortization	7,550	7,060
Net Carrying Amount	9,352	1,279
MSRs [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,110	1,065
Accumulated Amortization	446	322
Net Carrying Amount	1,664	743
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,792	7,274
Accumulated Amortization	7,104	6,738
Net Carrying Amount	$ 7,688	$ 536